ORGANIZATION AND OPERATIONS (Details) (USD $)	12 Months Ended
Dec. 31, 2013
REIT GP
Organization and operations
Amount of capital contributed	$ 1,000
REIT
Organization and operations
Number of classes of ownership interests outstanding and authorized for issuance	2